SCHEDULE II Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II Valuation and Qualifying Accounts
SCHEDULE II
SCIENTIFIC GAMES CORPORATION AND SUBSIDIARIES
Valuation and Qualifying Accounts
Years Ended December 31, 2015, 2014 and 2013
(in millions)

Allowance for doubtful accounts	Balance at Beginning of Period	Additions	Other	Deductions (1)	Balance at End of Period
Year ended December 31, 2015	$17.0	9.1	—	(2.3)	$23.8
Year ended December 31, 2014	$20.0	6.4	(0.4)	(9.0)	$17.0
Year ended December 31, 2013	$11.2	9.3	(0.2)	(0.3)	$20.0

Tax-related valuation allowance	Balance at Beginning of Period	Charged to Tax Benefit	Balance at End of Period
Year ended December 31, 2015	$107.3	(11.7)	$95.6
Year ended December 31, 2014	$178.7	(71.4)	$107.3
Year ended December 31, 2013	$241.2	(62.5)	$178.7
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(1)	Amounts written off, net of recovery, and related impact of foreign currency exchange.